Restriction on Dividends Distribution - Additional Information (Detail) - ARS ($) $ in Thousands						8 Months Ended	9 Months Ended	12 Months Ended
	Apr. 25, 2023	Apr. 06, 2023	May 12, 2022	Apr. 29, 2022	Dec. 16, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	[1]
Disclosure restrictions to dividends distribution [line items]
Dividends recognised as distributions to owners				$ 14,187,873					$ 25,011,252	[1]	$ 58,747,295
Debit amounts of Other comprehensive income								$ 816,164
Percentage on distribution of earnings				40.00%	20.00%			20.00%
Distribution Of Earnings In Instalments				6 months	12 months			12 months
Unappropriated retained earnings						$ (121,041,077)		$ (121,041,077)	(130,275,240)
Dividend Distribution [member]
Disclosure restrictions to dividends distribution [line items]
Dividends recognised as distributions to owners	$ 75,040,918
Unappropriated retained earnings [member]
Disclosure restrictions to dividends distribution [line items]
Normative reserve						21,402,113		$ 21,402,113	3,475,669
Banco Macro SA [member]
Disclosure restrictions to dividends distribution [line items]
Percentage of legal retained earnings								20.00%
Percentage of risk-weighted assets kept as capital maintenance margin								3.50%
Dividends recognised as distributions to owners			$ 19,751,444
Unappropriated retained earnings									(8,920,325)
Amount presented in other comprehensive income realized at derecognition									$ 18,202,171
Banco Macro SA [member] | Reserves Previously Accumulated In Respect Of Financials Applied [Member]
Disclosure restrictions to dividends distribution [line items]
Amount presented in other comprehensive income realized at derecognition applied to legal reserve						3,640,434
Amount presented in other comprehensive income realized at derecognition applied to property tax expense						373,864
Amount presented in other comprehensive income realized at derecognition applied to dividend distribution						$ 14,187,873
Banco Macro SA [member] | Earnings Distribution Transactions [Member]
Disclosure restrictions to dividends distribution [line items]
Unappropriated retained earnings	43,175,125
Amount presented in other comprehensive income realized at derecognition applied to legal reserve	8,607,704
Amount presented in other comprehensive income realized at derecognition applied to property tax expense	808,505
Amount presented in other comprehensive income realized at derecognition applied to facultative reserve for future distribution of earnings	$ 33,758,916
Banco Macro SA [member] | Announcement By The Regulatory Authority Regarding The Distribution Of Dividend
Disclosure restrictions to dividends distribution [line items]
Percentage on distribution of earnings		40.00%
Distribution Of Earnings In Instalments							6 months

[1]	Includes a supplementary cash dividend approved by the Shareholders’ Meeting dated on October 21, 2020. See also notes 42 and 51.